Long-Term Debt - Schedule of Long-Term Debt, at Amortized Cost (Details) - USD ($) $ in Thousands	Apr. 30, 2026	Apr. 30, 2025
Debt Instrument [Line Items]
Long-term borrowings, net of unamortized discount and debt issuance costs	$ 398,565	$ 397,736
4.625% Senior Unsecured Notes due 2027
Debt Instrument [Line Items]
Less: Unamortized discount and issuance costs	(1,435)	(2,264)
Long-term borrowings, net of unamortized discount and debt issuance costs	398,565	397,736
4.625% Senior Unsecured Notes due 2027 | Senior Unsecured Notes
Debt Instrument [Line Items]
Senior Unsecured Notes	$ 400,000	$ 400,000